Taxes On Income (Schedule Of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes On Income [Abstract]
Domestic	$ (81,227)	$ (79,900)	$ (46,207)
Foreign	11,249	38,961	24,017
Income (loss) before taxes	$ (69,978)	$ (40,939)	$ (22,190)